Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Discloure of Significant Accounting Policies
Description of accounting for basis of consolidation [text block]
(a)	Basis of consolidation:

The consolidated financial statements include the accounts of the Company its
80%
owned subsidiary, NuChem Pharmaceuticals Inc. (“NuChem”), its
100%
owned subsidiaries Aptose Biosciences Inc. USA (“Aptose USA”) and Aptose Suisse GmbH (“Aptose Suisse”). A subsidiary is an entity over which the Company has control, being the power to govern the financial and operating policies of the investee entity so as to obtain benefits from its activities. Accounting policies of the subsidiaries are consistent with the Company’s accounting policies. All intra group transactions, balances, revenue and expenses are eliminated on consolidation.

Description of accounting policy for functional currency [text block]
(b)	Presentation and functional currency:

Effective
January 1, 2017,
the Company changed its functional currency to US dollars. The change in functional currency from Canadian dollars to US dollars is accounted for prospectively from
January 1, 2017.
Foreign currency transactions are translated into US dollars at rates prevailing on the transaction dates. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated into US dollars at the rates in effect at that date. Foreign exchange gains and losses are recorded in the consolidated statement of loss.

Effective
December 31, 2017,
the Company changed is reporting currency to US dollars. The Company followed the guidance in IAS
21,
The Effects of Changes in foreign Exchange Rates (“IAS
21”
) and has applied the change retrospectively as if the US dollar had always been the Company’s presentation currency. Accordingly, the financial statements for all the periods presented have been translated to the US dollar. Comparative balances of earnings and cash flows have been translated into US dollars using average exchange rates for the reporting periods. For comparative balances, assets and liabilities have been translated into the presentation currency at the rate of exchange prevailing at the reporting date. Components of equity have been translated at the exchange rates prevailing at the dates of the relevant transactions. The exchange rate differences arising on translation are taken to accumulated other comprehensive income. The cumulative impact of the change in reporting currency was a loss of
$4,298
in accumulated other comprehensive income as at
December 31, 2016.

The following table presents the recasting of the statements of financial position from Canadian dollars to US dollars.

Consolidated Statements of Financial Position	December 31, 2016		January 1, 2016
	Canadian dollars	US dollars	Canadian dollars	US dollars
Assets
Current assets:
Cash and cash equivalents	$10,662	$7,940	$11,503	$8,311
Investments	-	-	8,245	5,957
Prepaid expenses and other assets	663	493	1,067	771
Total current assets	11,325	8,433	20,815	15,039

Non-current assets:
Equipment and intangibles	285	213	434	314
Total non-current assets	285		434	314
Total assets	$11,610	8,646	$21,249	$15,353

Liabilities and Shareholder’s Equity
Current liabilities:
Accounts payable and accrued liabilities	$1,770	$1,318	$2,356	$1,702
Total current liabilities	1,770	1,318	2,356	1,702

Shareholders’ equity:
Share capital :
Common shares	230,976	218,034	223,425	212,308
Stock options	8,133	7,306	6,256	5,740
Contributed surplus	22,267	21,413	22,037	21,188
Warrants	-	-	84	85
Accumulated other comprehensive income	-	(4,298)	-	(4,783)
Deficit	(251,536)	(235,127)	(232,909)	(220,887)
Total shareholders’ equity	9,840	7,328	18,893	13,651

Total liabilities and shareholders’ equity	$11,610	$8,646	$21,249	$15,353

The following table presents the recasting of the consolidated statements of loss and comprehensive loss from Canadian dollars to US dollars for the years ended
December 31, 2016
and
2015:

Consolidated Statements of Loss and Comprehensive Loss
(Expressed in thousands of US dollars, except for per common share data)

	Year ended December 31, 2016		Year ended December 31, 2015
	Canadian dollars	US dollars	Canadian dollars	US dollars

Revenue	$-	$-	-	$-

Expenses:
Research and development	10,322	7,834	6,254	4,865
General and administrative	8,344	6,439	9,845	7,992
	18,666	14,273	16,099	12,857
Finance expense	66	46	43	34
Finance income	(105)	(79)	(1,516)	(1,180)
Net finance (income) expense	(39)	(33)	(1,473)	(1,146)
Net loss for the year	$(18,627)	(14,240)	(14,626)	$(11,711)

Other comprehensive loss
Items that may subsequently be reclassified to earnings
Foreign currency translation gain (loss)	-	485	-	(3,519)
Comprehensive loss for the year	$(18,627)	$(13,755)	(14,626)	$(15,230)

Basic and diluted loss per common share	$(1.46)	(1.12)	(1.23)	$(0.98)

Description of accounting policy for derecognition of financial instruments [text block]
(c)	Derecognition of financial assets and liabilities:

A financial asset is derecognized when the right to receive cash flows from the asset have expired or when the Company has transferred its rights to receive cash flows from the asset.

A financial liability is derecognized when its contractual obligations are discharged, cancelled or expire.

Description of accounting policy for financial instruments [text block]
(d)	Financial assets and liabilities:

Financial assets within the scope of IAS
39,
Financial Instruments - Recognition and Measurement
(“IAS
39”
), are classified as either financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments or available-for-sale financial assets, as appropriate. When financial assets are recognized initially, they are measured at fair value, plus, in the case of financial assets not
at fair value through profit or loss, directly attributable transaction costs. The Company determines the classification of its financial assets at initial recognition and, where allowed and appropriate, re-evaluates this designation at each financial year end.

The Company’s financial instruments are comprised of the following:

Financial Assets	Classification	Measurement

Cash and cash equivalents	Loans and receivables	Amortized cost
Investments	Loans and receivables	Amortized cost

Financial Liabilities	Classification	Measurement

Accounts payable, accrued liabilities	Other liabilities	Amortized cost

The Company considers unrestricted cash on hand and guaranteed investment certificates held by Canadian Schedule A banks with original maturities of three
months or less as cash and cash equivalents.

Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three
levels to classify the inputs to valuation techniques used to measure fair value.

•	Level 1 - inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level
2
- inputs are quoted prices in markets that are
not
active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data or other means; and

•	Level 3 - inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Description of accounting policy for property, plant and equipment [text block]
(e)	Property and equipment:

Property and equipment is measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The Company records depreciation at rates that charge operations with the cost of the assets over their estimated useful lives on a straight-line basis as follows:

Office furniture (years)	3
Laboratory equipment (years)	5
Computer hardware (years)	3
Computer software	Estimated useful life
Leasehold improvements	Life of lease

The assets’ residual value, useful life and methods of depreciation are reviewed at each reporting period and adjusted prospectively if appropriate.

Description of accounting policy for research and development expense [text block]
(f)	Research and development:

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products or processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditures capitalized would include the cost of materials, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use, and borrowing costs on qualifying assets. Other development expenditures which do not
meet the criteria for capitalization are recognized in profit or loss as incurred.

Capitalized development costs are recognized at cost less accumulated amortization and accumulated impairment losses.

The Company has
not
capitalized any development costs to date.

Description of accounting policy for employee benefits [text block]
(g)	Employee benefits:

(i)	Short-term employee benefits:

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid in short-term cash bonuses if the Company expects to pay these amounts as approved by the Board of Directors as a result of past services provided by the employee and the obligation can be estimated reliably.

(ii)	Stock-based compensation:

The Company has a stock-based compensation plan (the “Plan”) available to officers, directors, employees and consultants with grants under the Plan approved by the Company’s Board of Directors. Under the Plan, the exercise price of each option equals the closing trading price of the Company’s stock on the day prior to the grant if the grant is made during the trading day or the closing trading price on the day of grant if the grant is issued after markets have closed. Vesting is provided for at the discretion of the Board of Directors and the expiration of options is to be no
greater than
10
years from the date of grant.

The Company uses the fair value based method of accounting for employee awards granted under the Plan. The Company calculates the fair value of each stock option grant using the Black-Scholes option pricing model at the grant date. The stock-based compensation cost of the options is recognized as stock-based compensation expense over the relevant vesting period of the stock options using an estimate of the number of options that will eventually vest.

Stock options awarded to non-employees are accounted for at the fair value of the goods received or the services rendered. The fair value is measured at the date the Company obtains the goods or the date the counterparty renders the service. If the fair value of the goods or services cannot be reliably measured, the fair value of the options granted will be used.

The Company has a stock incentive plan pursuant to which the Board may
grant stock-based awards comprised of restricted stock units or dividend equivalents to employees, officers, consultants, independent contractors, advisors and non-employee directors of the Company. Compensation expense for restricted share units is measured at fair value at the date of grant, which is the market price of the underlying security, and is expensed over the award’s vesting period on a straight-line basis.

Description of accounting policy for earnings per share [text block]
(h)	Loss per share:

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the year. Diluted loss per share is computed similarly to basic loss per share except that the weighted average shares outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the year. The inclusion of the Company’s stock options and warrants in the computation of diluted loss per share has an anti-dilutive effect on the loss per share and, therefore, they have been excluded from the calculation of diluted loss per share.

Description of accounting policy for income tax [text block]
(i)	Income taxes:

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

Description of accounting policy for provisions [text block]
(j)	Provisions:

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a finance cost.

Description of accounting policy for finance income and costs [text block]
(k)	Finance income and finance costs:

Finance income comprises interest income on funds invested. Interest income is recognized as it accrues in profit or loss using the effective interest method.

Finance costs comprise interest expense on borrowings and are recognized in profit or loss using the effective interest method.

Description of accounting policy for new accounting pronouncements [text block]
(l)	New amendments adopted during 2017:

Recognition of Deferred Tax Assets for Unrealized Losses (Amendments to IAS
12
)

On
January 19, 2016
the IASB issued
Recognition of Deferred Tax Assets for Unrealized Losses
(Amendments to IAS
12
). The amendments apply retrospectively for annual periods beginning on or after
January 1, 2017.
This amendment did
not
have an impact on the recognition of deferred tax assets and unrealized losses.

(m)	Recent accounting pronouncements:

(i)	IFRS 9, Financial Instruments (“IFRS 9” ):

IFRS
9
(
2014
) introduces new requirements for the classification and measurement of financial assets. Under IFRS
9
(
2014
), financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The standard introduces additional changes relating to financial liabilities and also amends the impairment model by introducing a new ‘expected credit loss’ model for calculating impairment. IFRS
9
(
2014
) also includes a new general hedge accounting standard which aligns hedge accounting more closely with risk management. The Company intends to adopt IFRS
9
(
2014
) in its consolidated financial statements for the annual period beginning on
January
1,
2018.
The Company has evaluated the new requirements of IFRS
9
and determined that it will
not
have a material effect on the classification or measurement of the Company’s financial assets.

(ii)	IFRS 16, Leases (“IFRS 16” )

On
January
13,
2016,
the IASB issued IFRS
16.
The new standard is effective for annual periods beginning on or after
January
1,
2019.
Earlier application is permitted for entities that apply IFRS
15
Revenue from Contracts with Customers
at or before the date of initial adoption of IFRS
16.
IFRS
16
will replace IAS
17
Leases
. This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than
12
months, unless the underlying asset is of low value. The extent of the impact of adoption of the standard has not
yet been determined.